REVENUE	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
REVENUE	REVENUE
The following table disaggregates revenues by our operating segments:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Utilities	$2,187	$2,014	$4,317	$4,092
Midstream	984	1,100	2,033	2,215
Transport	1,150	1,251	2,324	2,512
Data	1,108	773	2,147	1,506
Total	$5,429	$5,138	$10,821	$10,325
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
U.S	$1,315	$1,307	$2,568	$2,501
Canada	1,082	1,182	2,219	2,360
India	828	483	1,618	1,088
U.K.	607	614	1,252	1,225
Brazil	424	352	795	719
Colombia	304	291	610	578
France	170	186	365	382
Australia	114	141	229	303
Germany	117	67	207	125
Other	468	515	958	1,044
Total	$5,429	$5,138	$10,821	$10,325
Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty. For the three and six-month periods ended June 30, 2025, no customer made up greater than 10% of our partnership’s consolidated revenues. For the three and six-month periods ended June 30, 2024, no customer made up greater than 10% of our partnership’s consolidated revenues. Our partnership has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our partnership continues to monitor the credit risk of our counterparties in light of the current economic environment.